Note 8 - Fair Value - Reconciliation Of Changes In Fair Value Measurement - Assets (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Assets fair value reconciliation abstract
Assets at the beginning of the period	[1]	€ 690,059		€ 731,856	[2]
Changes in fair value level 3 assets abstract
Assets at the end of the period		676,689		690,059	[1]	€ 731,856	[1],[2]
Level 3 [Member]
Assets fair value reconciliation abstract
Assets at the beginning of the period		835		822		463
Changes in fair value level 3 assets abstract
Group Incorporations Assets		0		0		0
Changes in FV recognized in P&L Assets		(167)	[3]	(24)		33
Changes in FV recognized in OCI Assets		(4)		(45)		(81)
Acquisitions Disposals Liquidations Assets		2,102	[4]	32		438
Net inflows level 3 assets		761		106		16
Exchange Differences And Others Assets		0		(55)		(47)
Assets at the end of the period		€ 3,527		€ 835		€ 822

[1]	(1) The figures corresponding to 2017 have been restated (see Note 1.3).
[2]

(2) Financial information for 2016 has not been revised to reflect changes in our operating segments in 2018, including the inclusion of BBVA Bancomer’s branch in Houston (which was previou sly part of our United States operating segment) in our Mexico operating segment since 2018. If BBVA Bancomer’s branch in Houston had been part of our Mexico operating segment in 2016 (rather than of our United States operating segment), total assets of th e United States and the Mexico operating segments would have been €84,726 million and €97,492 million, respectively, as of December 31, 2016.

[3]

(*) Profit or loss that is attributable to gains or losses relating to those financial assets and liabilities held as of December 31, 2018, 2017 and 2016. Valuation adjustments are recorded under the heading “Gains (losses) on financial assets and liabili ties, net”.

[4]

(**) Of which, in 2018, the assets roll forward is comprised of € 2,400 million of acquisitions, € 254 millions of disposals and € 44 millions of liquidations. The liabilities roll forward is comprised of € 2,716 million of acquisitions and € 5 mill ions of liquidations.